Accumulated Other Comprehensive Income (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Schedule of Amounts Recognized in Accumulated Other Comprehensive Income
The following table presents a rollforward of amounts recognized in accumulated other comprehensive income by component for the three months ended March 31, 2019 and 2018 (amounts in thousands):

Unrealized Income on Derivative Instruments
Balance as of December 31, 2018	$6,100
Cumulative effect of accounting change	103
Balance as of January 1, 2019	6,203
Other comprehensive loss before reclassification	(2,955)
Amount of income reclassified from accumulated other comprehensive income to net income	(656)
Other comprehensive income	(3,611)
Balance as of March 31, 2019	$2,592

Unrealized Income on Derivative Instruments
Balance as of December 31, 2017	$3,710
Other comprehensive income before reclassification	4,446
Amount of loss reclassified from accumulated other comprehensive income to net income	129
Other comprehensive income	4,575
Balance as of March 31, 2018	$8,285

The following table presents a rollforward of amounts recognized in accumulated other comprehensive income by component for the years ended December 31, 2018, 2017 and 2016 (amounts in thousands):

Unrealized Income on Derivative Instruments
Balance as of December 31, 2016	$840
Other comprehensive income before reclassification	1,484
Amount of loss reclassified from accumulated other comprehensive income to net income (effective portion)	1,386
Other comprehensive income	2,870
Balance as of December 31, 2017	$3,710
Other comprehensive income before reclassification	3,208
Amount of income reclassified from accumulated other comprehensive income to net income (effective portion)	(818)
Other comprehensive income	2,390
Balance as of December 31, 2018	$6,100

Schedule of Reclassifications Out of Accumulated Other Comprehensive Income
The following table presents reclassifications out of accumulated other comprehensive income for the three months ended March 31, 2019 and 2018 (amounts in thousands):

Details about Accumulated Other Comprehensive Income Components	Amounts Reclassified from Accumulated Other Comprehensive Income to Net Income		Affected Line Items in the Condensed Consolidated Statements of Comprehensive Income
	Three Months Ended March 31,
	2019	2018
Interest rate swap contracts	$(656)	$129	Interest and other expense, net

The following table presents reclassifications out of accumulated other comprehensive income for the years ended December 31, 2018, 2017 and 2016 (amounts in thousands):

Details about Accumulated Other Comprehensive Income Components	Amounts Reclassified from Accumulated Other Comprehensive Income to Net Income			Affected Line Items in the Consolidated Statements of Comprehensive Income
	For the Year Ended December 31,
	2018	2017	2016
Interest rate swap contracts	$(818)	$1,386	$96	Interest and other expense, net